Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001395397
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Plumb Balanced Fund | Plumb Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBBX
Plumb Equity Fund | Plumb Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBEX